Long-term Obligations under Capital Lease - Schedule of Long-term Obligations Under Capital Lease (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Capital Lease Obligations [Abstract]
Long-term obligations under capital lease	$ 647,664,000	$ 648,840,000
Deferred financing fees	(7,908,000)	(9,912,000)
Long-term obligations under capital lease	639,756,000	638,928,000
Current portion of long-term obligations under capital lease	(48,384,000)	(43,912,000)
Long-term obligations under capital lease	$ 591,372,000	$ 595,016,000